Consolidated Statements of Operations and Comprehensive Loss ¥ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares
Net revenues:
Total revenues		¥ 468,894	$ 64,615	¥ 709,352	¥ 1,092,094
Total cost of revenue		(368,240)	(50,745)	(568,615)	(858,608)
Gross profit		100,654	13,870	140,737	233,486
Operating expenses:
Fulfillment expenses		(35,571)	(4,902)	(59,506)	(126,295)
Sales and marketing expenses		(74,531)	(10,271)	(85,091)	(124,007)
General and administrative expenses		(50,609)	(6,974)	(59,265)	(46,554)
Impairment of goodwill					(40,684)
Other income, net		736	101	2,966	286
Loss from operations		(59,321)	(8,176)	(60,159)	(103,768)
Interest income		972	135	2,638	7,420
Interest expense		(6,506)	(897)	(7,326)	(13,350)
Other gains/(loss), net		(236)	(33)	(3,994)	5,159
Fair value change of derivative liabilities		5,716	788	(1,034)	(2,266)
Loss before income tax expenses		(59,375)	(8,183)	(69,875)	(106,805)
Income tax benefit		801	110	927	911
Share of results of equity investees		(22)	(3)	50	(82)
Net loss		(58,596)	(8,076)	(68,898)	(105,976)
Less: Net loss attributable to the non-controlling interest shareholders		(4,471)	(615)	(5,234)	(3,177)
Net loss attributable to Boqii Holding Limited		(54,125)	(7,461)	(63,664)	(102,799)
Accretion on redeemable non-controlling interests to redemption value		(841)	(116)	(766)	(675)
Net loss attributable to Boqii Holding Limited’s ordinary shareholders		(54,966)	(7,577)	(64,430)	(103,474)
Net loss		(58,596)	(8,076)	(68,898)	(105,976)
Less: Net loss attributable to the non-controlling interest shareholders		(4,471)	(615)	(5,234)	(3,177)
Net loss attributable to Boqii Holding Limited		(54,125)	(7,461)	(63,664)	(102,799)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of Nil tax		840	116	1,258	15,591
Unrealized securities holding losses/(gains)		869	120	(3,547)	(6,711)
Total comprehensive loss		(56,887)	(7,840)	(71,187)	(97,096)
Less: Total comprehensive loss attributable to non- controlling interests shareholders		(4,471)	(615)	(5,234)	(3,177)
Total comprehensive loss attributable to Boqii Holding Limited		¥ (52,416)	$ (7,225)	¥ (65,953)	¥ (93,919)
Net loss per share attributable to Boqii Holding Limited’s ordinary shareholders
— basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (0.28)	$ (0.04)	¥ (0.64)	¥ (1.5)
— diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (0.28)	$ (0.04)	¥ (0.64)	¥ (1.5)
Weighted average number of ordinary shares
— basic (in Shares)	[1]	192,878,814	192,878,814	100,637,760	68,858,823
— diluted (in Shares)	[1]	192,878,814	192,878,814	100,637,760	68,858,823
Product sales
Net revenues:
Total revenues		¥ 431,294	$ 59,434	¥ 680,143	¥ 1,048,491
Online marketing and information services and other revenue
Net revenues:
Total revenues		¥ 37,600	$ 5,181	¥ 29,209	¥ 43,603

[1]	Options exercisable for a minimal exercise price (the “Penny Stock”) are included in the denominator of basic loss per share calculation once there are no further vesting conditions or contingencies associated with them, as they are considered issuable shares. Basic net loss per share is computed using the weighted average number of ordinary shares outstanding and the Penny Stock during the reporting periods. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding and the Penny Stock during the reporting periods.